General (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 27, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General (Textual)
Subsidiary owned percentage			27.00%
Net loss			$ 6,244	$ 2,007	$ 2,617
Operating Activities			4,600
Accumulated deficit			$ (38,389)	$ (32,145)
Initial public offering	$ 13,700	$ 13,700
Private placement	$ 1,000
Ordinary shares			40